Transactions With Related Parties (Details) - Schedule of loan activity to related parties - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Companies Of The Group [Member]
Transactions With Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances	[1]	$ 356,848	$ 715,671		$ 572,745
Total		607,378	356,848	[1]	715,671	[1]
Loans granted		373,006	388,896	[1]	193,798	[1]
Loans payments		(122,476)	(747,719)	[1]	(50,872)	[1]
Associated Companies [Member]
Transactions With Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		265	375		459
Total		192	265		375
Loans granted					167
Loans payments		(73)	(110)		(251)
Key Personnel [Member]
Transactions With Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		32,498	29,240		33,871
Total		29,889	32,498		29,240
Loans granted		5,738	8,080		4,826
Loans payments		(8,347)	(4,822)		(9,457)
Other [Member]
Transactions With Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		993	748		7,899
Total		219	993		748
Loans granted		53	727		500
Loans payments		$ (827)	$ (482)		$ (7,651)

[1]	Loans with non-controlled companies (not-consolidated) amount MCh$1,174, MCh$2,286 and MCh$2,059 as of December 31, 2021, 2020 and 2019, respectively.